Financial Instruments and Financial Risk Management - Summary of Provisionally Valued Outstanding Receivable And Payable Positions (Details) lb in Millions	12 Months Ended
	Dec. 31, 2025 USD_per_LB lb	Dec. 31, 2024 USD_per_LB lb
Receivable positions | Copper
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	214	178
Price (US$/lb.) | USD_per_LB	5.64	3.97
Receivable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	189	141
Price (US$/lb.) | USD_per_LB	1.41	1.34
Receivable positions | Lead swaps
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	13	6
Price (US$/lb.) | USD_per_LB	0.9	0.88
Payable positions | Zinc
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	89	84
Price (US$/lb.) | USD_per_LB	1.41	1.34
Payable positions | Lead swaps
Disclosure of fair value of settlement receivables and payables [line items]
Volume (pounds in millions) | lb	22	32
Price (US$/lb.) | USD_per_LB	0.90	0.88